Segment Information - Schedule Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	₩ 560,548	₩ 500,845	₩ 725,516
Korea
Disclosure of geographical areas [line items]
Revenue	38,865	53,142	86,058
Taiwan
Disclosure of geographical areas [line items]
Revenue	133,721	114,410	176,071
Japan
Disclosure of geographical areas [line items]
Revenue	27,644	18,857	18,999
The United States of America
Disclosure of geographical areas [line items]
Revenue	52,691	34,653	22,702
Thailand
Disclosure of geographical areas [line items]
Revenue	53,395	61,781	136,874
The Philippines
Disclosure of geographical areas [line items]
Revenue	52,683	58,927	102,595
Indonesia
Disclosure of geographical areas [line items]
Revenue	85,061	32,373	58,763
Hong Kong
Disclosure of geographical areas [line items]
Revenue	20,159	17,255	22,656
Malaysia
Disclosure of geographical areas [line items]
Revenue	18,001	26,361	58,553
Brazil
Disclosure of geographical areas [line items]
Revenue	23,475	26,434	5,264
Others
Disclosure of geographical areas [line items]
Revenue	₩ 54,853	₩ 56,652	₩ 36,981